Prepaid Expenses and Other Current Assets, Net	6 Months Ended
Jun. 30, 2025
Prepaid Expenses and Other Current Assets, Net [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
4	PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepaid expenses and other current assets, net consist of the following:

		December 31,	June 30,
		2024	2025
		RMB	RMB
Prepaid expenses and other current assets:
Prepaid deposits	(a)	13,955	15,543
Prepaid professional fee		13,707	15,226
Inventories		10,475	10,475
Prepaid value-added tax		4,898	3,980
Prepaid advertising expenses		4,815	4,508
Prepaid rental expenses		2,230	1,041
Others		4,525	9,242
Total prepaid expenses and other current assets		54,605	60,015
Less: allowance for credit losses		(49,707)	(54,317)
Prepaid expenses and other current assets, net		4,898	5,698
(a)	It mainly included prepaid rental deposits.